Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable
The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date ($ amounts in thousands):

	June 30,	December 31,
	2013	2012
Gross trade accounts receivable	$340,205	$318,793
Chargebacks	(49,760)	(41,670)
Rebates and incentive programs	(64,655)	(59,426)
Returns	(79,081)	(68,062)
Cash discounts and other	(35,580)	(26,544)
Allowance for doubtful accounts	—	—
Accounts receivable, net	$111,129	$123,091

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date ($ amounts in thousands):

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)

Gross trade accounts receivable	$318,793	$269,204
Chargebacks	(41,670)	(20,688)
Rebates and incentive programs	(59,426)	(35,132)
Returns	(68,062)	(58,672)
Cash discounts and other	(26,544)	(28,672)
Allowance for doubtful accounts	—	(100)
Accounts receivable, net	$123,091	$125,940

Schedule of Allowance for Doubtful Accounts Roll Forward
Allowance for doubtful accounts

	Six months ended
	June 30,	June 30,
	2013	2012
	(Successor)	(Predecessor)
Balance at beginning of period	$—	$(100)
Additions – charge to expense	—	(4)
Adjustments and/or deductions	—	15
Balance at end of period	$—	$(89)

Allowance for doubtful accounts

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(Successor)	(Predecessor)	(Predecessor)
Balance at beginning of period	($100)	($1)	($3)
Anchen opening balance	—	(100)
Additions – charge to expense	85	—	(5)
Adjustments and/or deductions	15	1	7
Balance at end of period	$0	($100)	($1)

Schedule of Accounts Affected by the Estimated Provisions
The following tables summarize the activity for the six months ended June 30, 2013 and the six months ended June 30, 2012, in the accounts affected by the estimated provisions described below ($ amounts in thousands):

	Six months ended June 30, 2013
	(Successor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	$(41,670)	$(287,424)	$—	(1)	$279,334	$(49,760)
Rebates and incentive programs	(59,426)	(126,921)	574		121,118	(64,655)
Returns	(68,062)	(24,683)	—		13,664	(79,081)
Cash discounts and other	(26,544)	(89,272)	—		80,236	(35,580)
Total	$(195,702)	$(528,300)	$574		$494,352	$(229,076)

Accrued liabilities (2)	$(42,162)	$(34,461)	$—		$35,278	$(41,345)

	Six months ended June 30, 2012
	(Predecessor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	$(20,688)	$(205,290)	$—	(1)	$197,280	$(28,698)
Rebates and incentive programs	(35,132)	(96,881)	(59)		87,248	(44,824)
Returns	(58,672)	(15,362)	1,602	(3)	12,026	(60,406)
Cash discounts and other	(28,672)	(58,025)	(809)		66,401	(21,105)
Total	$(143,164)	$(375,558)	$734		$362,955	$(155,033)

Accrued liabilities (2)	$(39,614)	$(26,909)	$—		$38,055	$(28,468)

(1)
Unless specific in nature, the amount of provision or reversal of reserves related to prior periods for chargebacks is not determinable on a product or customer specific basis; however, based upon historical analysis and analysis of activity in subsequent periods, we believe that our chargeback estimates remain reasonable.

(2)
Includes amounts due to indirect customers for which no underlying accounts receivable exists and is principally comprised of Medicaid rebates and rebates due under other U.S. Government pricing programs, such as TriCare, and the Department of Veterans Affairs.

(3)	The amount principally represents the resolution of a customer dispute in the first quarter of 2012 regarding invalid deductions taken in prior years of approximately $1,600 thousand.

The following tables summarize the activity for the years ended December 31, 2012, 2011 and 2010 in the accounts affected by the estimated provisions described below ($ amounts in thousands):

	For the Year Ended December 31, 2012
	(Successor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	($20,688)	($442,245)	$—	(1)	$421,263	($41,670)
Rebates and incentive programs	(35,132)	(216,861)	(59)		192,626	(59,426)
Returns	(58,672)	(33,315)	1,602	(6)	22,323	(68,062)
Cash discounts and other	(28,672)	(148,771)	(809)		151,708	(26,544)
Total	($143,164)	($841,192)	$734		$787,920	($195,702)

Accrued liabilities (2)	($39,614)	($73,973)	$0		$71,425	($42,162)

	For the Year Ended December 31, 2011
	(Predecessor)
Accounts receivable reserves	Beginning balance	Anchen opening balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	($19,482)	($1,633)	($261,335)	$—	(1)	$261,762	($20,688)
Rebates and incentive programs	(23,273)	(1,427)	(121,804)	660		110,712	(35,132)
Returns	(48,928)	(1,748)	(30,577)	265		22,316	(58,672)
Cash discounts and other	(16,606)	(5,626)	(105,961)	(357)		99,878	(28,672)
Total	($108,289)	($10,434)	($519,677)	$568		$494,668	($143,164)

Accrued liabilities (2)	($32,169)	($571)	($55,853)	$224		$48,755	($39,614)

	For the Year Ended December 31, 2010
	(Predecessor)
Accounts receivable reserves	Beginning balance	Provision recorded for current period sales	(Provision) reversal recorded for prior period sales		Credits processed	Ending balance
Chargebacks	($16,111)	($217,601)	($77)	(1)	$214,307	($19,482)
Rebates and incentive programs	(39,938)	(123,451)	(1,196)	(3)	141,312	(23,273)
Returns	(39,063)	(24,416)	437		14,114	(48,928)
Cash discounts and other	(19,160)	(88,842)	(1,974)	(4)	93,370	(16,606)
Total	($114,272)	($454,310)	($2,810)		$463,103	($108,289)

Accrued liabilities (2)	($24,713)	($41,427)	$2,586	(5)	$31,385	($32,169)

(1)
Unless specific in nature, the amount of provision or reversal of reserves related to prior periods for chargebacks is not determinable on a product or customer specific basis; however, based upon historical analysis and analysis of activity in subsequent periods, we believe that our chargeback estimates remain reasonable.

(2)
Includes amounts due to indirect customers for which no underlying accounts receivable exists and is principally comprised of Medicaid rebates and rebates due under other U.S. Government pricing programs, such as TriCare, and the Department of Veterans Affairs.

(3)	During the first quarter of 2010, the Company settled a dispute with a major customer and as a result recorded an additional reserve of $1,300 thousand.

(4)
During the third quarter of 2010, the Company settled a customer dispute related to the January 2009 metoprolol price increase. As a result, the Company recorded an additional reserve of $1,100 thousand.

(5)
In December 2010, we reached a settlement related to the routine post award contract review of our contract with the Department of Veterans Affairs for the periods 2004 to 2007 with the Office of Inspector General of the Department of Veterans Affairs. We had previously accrued approximately $10,500 thousand ($6,400 thousand net of related partnership consideration) in accrued government liabilities and payables due to distribution agreement partners on our consolidated balance sheet related to this matter. We reduced this accrual to $7,300 thousand ($3,800 thousand net of related partnership consideration), based on the settlement. Accordingly, we recognized approximately $2,600 thousand of income in the fourth quarter of 2010 as a change in estimate. The 2009 change in accrued liabilities recorded for prior period sales is principally comprised of a $1,400 thousand credit from the Medicaid drug rebate program related to a positive settlement based upon the finalization of a negotiation in the third quarter of 2009 pertaining to prior years. With the exception of the foregoing factor, there were no other factors that were deemed to be material individually or in the aggregate.

(6)	The amount principally represents the resolution of a customer dispute in the first quarter of 2012 regarding invalid deductions taken in prior years of approximately $1,600 thousand.

Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Gross Accounts Receivable by Major Customers Type
Major Customers – Gross Accounts Receivable

	June 30,	December 31,
	2013	2012
McKesson Corporation	29%	27%
Cardinal Health, Inc.	26%	26%
AmerisourceBergen Corporation	10%	13%
CVS Caremark	9%	9%
Other customers	26%	25%
Total gross accounts receivable	100%	100%

Major Customers – Gross Accounts Receivable

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
McKesson Corporation	27%	25%
Cardinal Health, Inc.	26%	19%
AmerisourceBergen Corporation	13%	12%
CVS Caremark	9%	17%
Other customers	25%	27%
Total gross accounts receivable	100%	100%